Segment And Geographic Data	12 Months Ended
Sep. 26, 2015
Operating Segments And Geographic Data[Abstract]
Operating Segments And Geographic Data

13. Segment and Geographic Data

Berry’s operations are organized into three reportable segments: Consumer Packaging, Health, Hygiene & Specialties, and Engineered Materials. The Company has manufacturing and distribution centers in the United States, Canada, Mexico, Belgium, France, Australia, Germany, Brazil, Malaysia, India, China, and the Netherlands. The North American operation represents 95% of the Company’s net sales, 96% of total long-lived assets, and 95% of the total assets. Selected information by reportable segment is presented in the following table.

	2015	2014	2013
Net sales
Consumer Packaging	$2,870	$2,904	$2,791
Health, Hygiene & Specialties	502	450	353
Engineered Materials	1,509	1,604	1,503
Total	$4,881	$4,958	$4,647

Operating income
Consumer Packaging	$229	$164	$258
Health, Hygiene & Specialties	31	20	8
Engineered Materials	148	132	120
Total	$408	$316	$386

Depreciation and amortization
Consumer Packaging	$237	$239	$228
Health, Hygiene & Specialties	35	31	29
Engineered Materials	78	88	84
Total	$350	$358	$341

	2015	2014
Total assets:
Consumer Packaging	$3,832	$3,991
Health, Hygiene & Specialties	385	392
Engineered Materials	811	869
Total assets	$5,028	$5,252
Goodwill:
Consumer Packaging	$1,520	$1,524
Health, Hygiene & Specialties	48	49
Engineered Materials	84	86
Total goodwill	$1,652	$1,659